Income Taxes - Summary of Disclosing Information Relating to Tax Expenses (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Domestic tax rate	28.648%	27.725%